Debt - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt [Abstract]
Debt outstanding
Total debt outstanding consists of the following (in thousands):

	December 31, 2011	June 30, 2012
Working Capital Note	$5,000	$4,052
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(104)
	4,987	3,948
Less current portion	(2,205)	(2,404)
	$2,782	$1,544

Total debt outstanding consists of the following (in thousands):

	December 31,
	2010	2011
Working Capital Note	$7,257	$5,000
Equipment and Supplemental Working Capital Notes	1,015	126
Machinery and Equipment Loan	477	-
Unamortized debt discount	(148)	(139)
	8,601	4,987
Less current portion	(4,016)	(2,205)
	$4,585	$2,782